Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income
Product Sales		$ 55,573	$ 50,938	$ 43,789
Alliance Revenue		3,067	2,212	1,428
Product Revenue		58,640	53,150	45,217
Collaboration Revenue		99	923	594
Total Revenue		58,739	54,073	45,811
Cost of sales		(10,633)	(10,207)	(8,268)
Gross profit		48,106	43,866	37,543
Distribution expense		(579)	(555)	(539)
Research and development expense		(14,232)	(13,583)	(10,935)
Selling, general and administrative expense		(19,933)	(19,977)	(19,216)
Other operating income and expense		381	252	1,340
Operating profit		13,743	10,003	8,193
Finance income		360	458	344
Finance expense		(1,694)	(1,742)	(1,626)
Share of after tax losses in associates and joint ventures		(7)	(28)	(12)
Profit before tax		12,402	8,691	6,899
Taxation		(2,169)	(1,650)	(938)
Profit for the period		10,233	7,041	5,961
Other comprehensive income:
Remeasurement of the defined benefit pension liability		290	80	(406)
Net gains on equity investments measured at fair value through Other comprehensive income		188	139	278
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss			12	(6)
Tax (expense)/income on items that will not be reclassified to profit and loss		(94)	(43)	101
Total other comprehensive income that will not be reclassified to profit and loss, net of tax		384	188	(33)
Foreign exchange arising on consolidation		2,387	(957)	608
Foreign exchange arising on designated liabilities in net investment hedges		18	(122)	24
Fair value movements on cash flow hedges		263	(129)	266
Fair value movements on cash flow hedges transferred to profit and loss		(314)	177	(145)
Fair value movements on derivatives designated in net investment hedges		14	39	44
Gains/(costs) of hedging		1	(21)	(19)
Tax (expense)/income on items that may be reclassified subsequently to profit and loss		(50)	25	(12)
Total other comprehensive income that may be reclassified to profit and loss, net of tax		2,319	(988)	766
Other comprehensive income/(expense) for the period, net of tax	[1]	2,703	(800)	733
Total comprehensive income for the period		12,936	6,241	6,694
Profit attributable to:
Owners of the Parent		10,225	7,035	5,955
Non-controlling interests		8	6	6
Total comprehensive income attributable to:
Owners of the Parent		12,920	6,236	6,688
Non-controlling interests		16	5	6
Total comprehensive income for the period		$ 12,936	$ 6,241	$ 6,694
Basic earnings per $0.25 Ordinary Share		$ 6.6	$ 4.54	$ 3.84
Diluted earnings per $0.25 Ordinary Share		$ 6.54	$ 4.5	$ 3.81
Weighted average number of Ordinary Shares in issue (millions)		1,550	1,550	1,549
Diluted weighted average number of Ordinary Shares in issue (millions)		1,562	1,563	1,562

[1]	Included within Other comprehensive income of $2,703m (2024: expense of $800m; 2023: income of $733m) is a gain of $1m (2024: charge of $21m; 2023: charge of $19m), relating to Gains/(costs) of hedging.